Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Past-Due Financial Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	¥ 74,009	¥ 79,623
Total financing receivables	4,609,702	4,694,256	¥ 4,378,991
30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	22,181	23,671
90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	51,828	55,952
Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables		0
Non-recourse Loans | 30 To 89 Days Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables		0
Non-recourse Loans | 90 Days or More Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables		0
Net investment in leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	26,460	29,048
Total financing receivables	1,029,518
Net investment in leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	8,604	8,726
Total financing receivables	687,462
Net investment in leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	17,856	20,322
Total financing receivables	342,056
Net investment in leases | 30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	9,332	13,702
Net investment in leases | 30 To 89 Days Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,257	2,755
Net investment in leases | 30 To 89 Days Past Due | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	7,075	10,947
Net investment in leases | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	17,128	15,346
Net investment in leases | 90 Days or More Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	6,347	5,971
Net investment in leases | 90 Days or More Past Due | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	10,781	9,375
Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	14,810	20,211
Total financing receivables	2,311,624	2,171,139	1,906,022
Consumer borrowers | 30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	4,553	6,604
Consumer borrowers | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	10,257	13,607
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	3,890	4,332
Total financing receivables	2,070,921	1,884,359
Consumer borrowers | Consumer - Real Estate Loans | 30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,375	1,863
Consumer borrowers | Consumer - Real Estate Loans | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,515	2,469
Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,476	2,709
Total financing receivables	188,547	223,651
Consumer borrowers | Consumer-Card loans | 30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	371	595
Consumer borrowers | Consumer-Card loans | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,105	2,114
Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	9,444	13,170
Total financing receivables	52,156	63,129
Consumer borrowers | Consumer - Other | 30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,807	4,146
Consumer borrowers | Consumer - Other | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	6,637	9,024
Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	32,739	30,364
Total financing receivables	1,268,560	1,428,935
Corporate borrowers | 30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	8,296	3,365
Corporate borrowers | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	24,443	26,999
Corporate borrowers | Non-recourse Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables		132,081	¥ 99,028
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0
Total financing receivables	47,956	48,566
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	6,509	2,466
Total financing receivables	113,129	83,515
Corporate borrowers | Non-recourse Loans | 30 To 89 Days Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0
Corporate borrowers | Non-recourse Loans | 30 To 89 Days Past Due | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	5,193	0
Corporate borrowers | Non-recourse Loans | 90 Days or More Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0
Corporate borrowers | Non-recourse Loans | 90 Days or More Past Due | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,316	2,466
Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	922	586
Total financing receivables	279,046	300,984
Corporate borrowers | Real estate companies in Japan | 30 To 89 Days Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	144	0
Corporate borrowers | Real estate companies in Japan | 90 Days or More Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	778	586
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	14,505	12,387
Total financing receivables	133,802	131,894
Corporate borrowers | Real estate companies in overseas | 30 To 89 Days Past Due | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	1
Corporate borrowers | Real estate companies in overseas | 90 Days or More Past Due | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	14,505	12,386
Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,585	2,635
Total financing receivables	200,033	255,311
Corporate borrowers | Commercial, industrial and other companies in Japan | 30 To 89 Days Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	592	226
Corporate borrowers | Commercial, industrial and other companies in Japan | 90 Days or More Past Due | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,993	2,409
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	8,218	12,290
Total financing receivables	494,594	608,665
Corporate borrowers | Commercial, industrial and other companies in overseas | 30 To 89 Days Past Due | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,367	3,138
Corporate borrowers | Commercial, industrial and other companies in overseas | 90 Days or More Past Due | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	¥ 5,851	¥ 9,152